Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

Effective Tax Rate

The overall effective tax rate (“ETR”) for the Company, as calculated under ASC 740 guidance for the tax period ended December 31, 2023, and 2022 is (0.05%) and (3.80%), respectively. The following table reconciles the federal statutory income rate to the Company’s effective income tax rate:

	2023	2022
Federal income tax rate	21.00%	21.00%
State income tax benefit	(0.06)%	(2.80)%
Permanent items	(9.27)%	(7.30)%
Return to provision adjustments	0.02%	(2.50)%
Other	0.08%	—%
Change in valuation allowance	(11.82)%	(12.20)%
Effective income tax rate	(0.05)%	(3.80)%

The above schedule beaks out the key components of the ETR. The main drivers between the federal statutory rate of 21.00% and ETR of (0.06%) are permanent adjustments and change in valuation allowance.

Components of Income Tax Expense

The components of income tax expense for the periods ended December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Current
US Federal	$(5)	$5
US State	16	101
Total current provision	11	106
Total provision for income taxes	$11	$106

The company is in a taxable loss position for the year ending December 31, 2023. The current tax expense results from the gross margin tax for the Company’s state filing in Texas.

Deferred Income Taxes

The main components of deferred tax assets/(liabilities) for the periods ended December 31, 2023 and 2022, are as follows (in thousands):

	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$2,403	$429
Capitalized research expenses	717	420
Intangible assets	437	—
Stock-based compensation	278	262
Lease liabilities	179	216
Tax credits	44	10
Other	438	269
Total deferred income tax assets	4,496	1,606
Valuation allowance	(4,333)	(1,388)
Net deferred tax assets	$163	$218
Deferred income tax liabilities:
Right-of-use assets	(163)	(212)
Other	—	(6)
Total deferred income tax liabilities	$(163)	$(218)
Net deferred income tax assets	$—	$—

Valuation Allowance Considerations

A valuation allowance against a deferred tax asset must be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2023 and 2022. The net change in valuation allowance for the years ended December 31, 2023 and 2022 was an increase of $2.9 million and $0.3 million, respectively.

Section 174 Capitalization

The Tax Cuts and Jobs Act of 2017 (“TCJA”) made a significant change to Section 174 that went into effect for taxable years beginning after December 31, 2021. The change eliminated the ability to currently deduct R&D expenses. Instead, taxpayers must now capitalize and amortize these costs. Capitalized Section 174 costs must be amortized over 5 years (15 years for expenditures attributable to foreign research) beginning with the midpoint of the tax year in which the expenditures are paid or incurred.

The Company had an estimated $3.0 million and $1.7 million of domestic R&D expenses for the tax years ending December 31, 2023 and 2022, respectively. The domestic R&D expenses will be capitalized and amortized over a five-year period for federal income tax purposes.

Net Operating Losses

As of December 31, 2023 and 2022, the Company had available federal net operating loss carryforwards (“NOLs”) of $11.0 million and $3.1 million, respectively, which are available to offset future federal taxable income. Under the TCJA, all NOLs incurred after December 31, 2017 are carried forward indefinitely for federal tax purposes. Utilization of net operating losses and credits may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Section 382 of the Internal Revenue Code limits the utilization of U.S. NOL carryforwards following a change of control. The Company has not performed an analysis of whether a change of control defined under Section 382 may have occurred. Upon performing an analysis of whether an ownership change has occurred, any future NOL deductions may be limited. However, the NOL carryforward discussed above does not expire.

The Company is subject to taxation in the U.S and in various state, local and foreign jurisdictions. The Company’s tax returns for years 2020 through present are open to tax examinations by U.S. Federal, state, local, and foreign tax authorities; however, carryforward attributes that were generated prior to January 1, 2018, remain subject to adjustment upon examination if they either have been utilized or will be utilized in a future period.